Note 8 - Loss Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Net loss, continuing operations	$ (16,032)	$ (1,422,977)
Dividend Series B Preferred shares	(471,114)	(460,033)
Net loss attributable to common shareholders, continuing operations	$ (487,146)	$ (1,883,010)
Weighted average common shares – outstanding, continuing operations (in shares)	12,340,060	11,133,764
Basic and diluted loss per share, continuing operations (in dollars per share)	$ (0.04)	$ (0.17)
Net loss attributable to common shareholders, discontinued operations		$ (1,445,688)
Net loss attributable to common shareholders	$ (487,146)	$ (3,328,698)
Basic and diluted loss per share (in dollars per share)	$ (0.04)	$ (0.30)
Preferred Class B [Member]
Dividend Series B Preferred shares	$ (471,114)	$ (460,033)